SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 99.11%
Australia — 5.95%
45,642	Rio Tinto Plc	$3,212,468
164,227	Woodside Energy Group Ltd.	3,977,284

		7,189,752

Austria — 1.67%
63,116	Erste Group Bank AG	2,019,412

Belgium — 4.70%
94,231	Anheuser-Busch InBev NV	5,675,624

China — 1.11%
100,646	Wanhua Chemical Group Co. Ltd., Class A	1,338,151

Denmark — 2.37%
31,670	Orsted A/S(a)	2,863,147

Finland — 2.27%
59,491	Neste Oyj	2,743,546

Germany — 2.39%
77,173	Deutsche Post AG	2,888,329

Hong Kong — 6.07%
663,800	AIA Group Ltd.	7,330,603

India — 4.76%
84,066	HDFC Bank Ltd., ADR	5,750,955

Indonesia — 1.81%
6,906,500	Bank Rakyat Indonesia Persero Tbk PT	2,189,708

Ireland — 3.35%
44,698	Kerry Group Plc, Class A	4,037,586
20	Kerry Group Plc, Class A	1,823

		4,039,409

Japan — 11.33%
292,300	Astellas Pharma, Inc.	4,444,607
82,700	MISUMI Group, Inc.	1,797,428
68,402	Nidec Corp.	3,519,909
26,900	Oriental Land Co. Ltd	3,914,600

		13,676,544

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Luxembourg — 1.28%
21,518	Eurofins Scientific SE	$1,544,954

Netherlands — 3.60%
1,629	Adyen NV*,(a)	2,261,459
19,870	Wolters Kluwer NV	2,079,104

		4,340,563

Norway — 3.06%
102,850	Equinor ASA	3,696,457

Singapore — 4.58%
218,490	DBS Group Holdings Ltd.	5,530,332

South Africa — 3.14%
22,689	Naspers Ltd., N Shares	3,791,461

Sweden — 4.15%
191,384	Essity AB, Class B	5,011,809

Switzerland — 6.66%
1,852	Partners Group Holding AG	1,639,916
20,355	Roche Holding AG	6,396,305

		8,036,221

Taiwan — 8.64%
5,927,555	E.Sun Financial Holding Co. Ltd.	4,628,585
77,918	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,804,112

		10,432,697

Thailand — 2.56%
3,322,900	Minor International Public Co. Ltd.*	3,091,587

United Kingdom — 12.14%
48,865	Croda International Plc	3,888,607
75,401	InterContinental Hotels Group Plc	4,326,419
696,695	Legal & General Group Plc	2,088,785
7,777	Linde Plc	2,535,001
137,654	St. James’s Place Plc	1,813,367

		14,652,179

Zambia — 1.52%
87,762	First Quantum Minerals Ltd.	1,833,668

Total Common Stocks (Cost $128,547,588)		119,667,108

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Rights/Warrants — 0.02%
Thailand — 0.02%
96,914	Minor International Public Co. Ltd., Warrants Expire 12/31/23*	$11,584
87,828	Minor International Public Co. Ltd., Warrants Expire 12/31/24*	8,571

Total Rights/Warrants (Cost $0)		20,155

Investment Company — 2.35%
2,844,854	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	2,844,854

Total Investment Company (Cost $2,844,854)		2,844,854

Total Investments (Cost $131,392,442) — 101.48%		$122,532,117
Liabilities in excess of other assets — (1.48)%		(1,791,705)

NET ASSETS — 100.00%		$120,740,412

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	27.32%
Consumer Discretionary	12.52%
Consumer Staples	12.20%
Materials	10.61%
Health Care	10.26%
Energy	8.63%
Industrials	8.52%
Information Technology	6.68%
Utilities	2.37%
Other*	0.89%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, and accrued expenses payable.

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